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JOHN HANCOCK FINANCIAL SERVICES                              [JOHN HANCOCK LOGO]
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

May 17, 2011

VIA E-MAIL

Alison T. White
Senior Counsel
Office of Insurance Products
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

   Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-172476)

            John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-172475)

Dear Ms. White:

On behalf of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "Companies"), and on behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H and John Hancock Life Insurance Company of New York Separate Account A (the "Registrants"), we transmit for filing via EDGAR Pre-Effective Amendment No. 2 (the "Pre-Effective Amendment") to the Registration Statements on Form N-4 under the Securities Act of 1933 for the above-referenced registrations of flexible purchase payment deferred variable annuity contracts to be issued by the Companies (the "Contracts").

This Pre-Effective Amendment is being filed to incorporate changes based on your comment letter dated March 15, 2011, with respect to our February 28, 2011 filings of initial Registration Statements on Form N-4 (Accession Numbers 0000950123-11-019009 and 0000950123-11-018993), and other changes. The changes include responses to two of your March 15 comments, requesting illustrative examples that were not included in our response letter dated April 29, 2011. Your comments were as follows:

Comment 12.c. Step Two (Bottom of page 40) - You state that the "RV Ratio may change when you take withdrawals up to the Lifetime Income Amount, and may result in automatic transfers of Contract Value to the Bond PS Subaccount under STEP FOUR A." Please add an example to the prospectus (or refer the reader to an Appendix) illustrating this concept.

Comment 12.f. General - Please include an Appendix to the prospectus in which you provide numeric examples illustrating as many scenarios under the Portfolio Stabilization Process as possible.

These comments have been addressed in the prospectus to the Registration Statements, which includes Appendix D: "Examples of the Portfolio Stabilization Process."

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JOHN HANCOCK FINANCIAL SERVICES                              [JOHN HANCOCK LOGO]
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

On behalf of the Registrants, I have been authorized to request an order to accelerate the effectiveness of the above-referenced registration statement to the earliest possible time on June 1, 2011. I intend to make such request orally within one business day of your receipt of this letter. As required by Rule 461(a) of the Act, the Registrants certify that they are aware of their obligations under the Act.

The Commission staff has requested that the Registrants acknowledge and agree, and the Registrants do hereby acknowledge and state, that:

     - should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     - the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     - the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions with respect to this letter, the Contracts or the Registration Statements, please contact me at (617) 663-3192, or in my absence, please contact Arnold R. Bergman, Chief Counsel, at (617) 663-2184. Thank you.

Sincerely,

Thomas J. Loftus
Senior Counsel - Annuities